CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net (loss) / income	$ (10,599)	$ 66,891	$ 29,240
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit obligation	277	18	(307)
Items that may be subsequently reclassified to profit or loss:
Share of other comprehensive (loss) / income from associates (Note 14)	(1,150)	432	(44)
Currency translation adjustment	(247,712)	(25,585)	(48,563)
Other comprehensive loss of continuing operations for the year, net of income tax	(248,585)	(25,135)	(48,914)
Currency translation adjustment from discontinued operations (Note 28)			4,277
Other comprehensive income of discontinued operations for the year, net of income tax			4,277
Total other comprehensive loss for the year	(248,585)	(25,135)	(44,637)
Total comprehensive (loss) / income for the year	(259,184)	41,756	(15,397)
Attributable to:
Owners of the parent	(154,213)	34,926	1,477
Non-controlling interest	(104,971)	6,830	(16,874)
Total comprehensive (loss) / income for the year	$ (259,184)	$ 41,756	$ (15,397)